Investment Objectives and Goals - Sovereign's Capital Flourish Fund	Nov. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Sovereign’s Capital Flourish Fund – SOVF FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Sovereign’s Capital Flourish Fund (the “Fund”) is to provide long-term capital appreciation.